UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2010

Institutional Investment Manager Filing this Report:
Name: 		Arlington Partners LLC
Address: 	2000 Morris Avenue, Suite 1200
		Birmingham, AL 35203

Form 13F File Number: 28-12345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Wayne M. Langevin
Title:		Compliance Officer
Phone:		205-488-4342

Signature, Place, and Date of Signing:
/s/ Wayne M. Langevin	Birmingham, AL	February 9, 2011

Report Type:
		[X]	13F HOLDINGS REPORT
		[   ]	13F NOTICE
		[   ]	13F COMBINATION REPORT

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	40
Form 13F Information Table Value Total:	$19,530
						(thousands)

List of Other Included Managers:		NONE
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FORM 13F INFORMATION TABLE

NAME OF ISSUER		TITLE 	CUSIP		VALUE	SHARES	SH/	PUT/ 	INVST	OTHER	VOTING AUTHORITY
			OF CLASS		(X$1000)	PRN	CALL	DISCR	MNGRS	SOLE	SHARED	NONE
AT&T INC		COM	00206R102	313	10670	SH		SOLE	NONE			10670
AMERICAN TOWER CORP CL 	COM	029912201	275	5326	SH		SOLE	NONE			5326
BANCO BILBAO VIZCAYA A	COM	05946K101	503	49476	SH		SOLE	NONE			49476
BANK OF AMERICA		COM	060505104	199	14932	SH		SOLE	NONE			14932
BERKSHIRE HATHAWAY INC	COM	084670702	440	5500	SH		SOLE	NONE			5500
BLACKROCK INC CL A	COM	09247X101	269	1413	SH		SOLE	NONE			1413
BOARDWALK PIPELINE PART	COM	096627104	587	18861	SH		SOLE	NONE			18861
CHEVRON CORPORATION	COM	166764100	547	6000	SH		SOLE	NONE			6000
CISCO SYSTEMS		COM	17275R102	228	11300	SH		SOLE	NONE			11300
COLONIAL BANCGROUP INC 	COM	195493309	 	11524 	SH		SOLE	NONE			11524
CUMBERLAND PHARMA	COM	230770109	999	166898	SH		SOLE	NONE			166898
EL PASO CORPORATION	COM	28336L109	187	13650 	SH		SOLE	NONE			13650
ENBRIDGE ENERGY PARTNER	COM	29250R106	605	9709	SH		SOLE	NONE			9709
ENTERPRISE PRODS PARTN	COm	293792107	1456	35000	SH		SOLE	NONE			35000
EXXON MOBIL CORP	COM	30231G102	589	8061	SH		SOLE	NONE			8061
GOLDMAN SACHS GROUP	COM	38141G104	202	1204	SH		SOLE	NONE			1204
GREENLIGHT CAPITAL RE	COM	G4095J109	1693	67690	SH		SOLE	NONE			67690
INTL BUS MACHINES	COM	459200101	212	1450	SH		SOLE	NONE			1450
JOHNSON & JOHNSON	COM	478160104	389	6295	SH		SOLE	NONE			6295
KKR & CO LP		COM	48248M102	142	10000	SH		SOLE	NONE			10000
MICROSOFT CORP		COM	594918104	246	8836	SH		SOLE	NONE			8836
MONSANTO CO NEW		COM	61166W101	202	2905	SH		SOLE	NONE			2905
PENGROWTH ENERGY TRUST	COM	706902509	257	20000	SH		SOLE	NONE			20000
PFIZER INC		COM	717081103	500 	28561 	SH		SOLE	NONE			28561
PLATFORMS WIRELESS INTL	COM	72765A101		20000	SH		SOLE	NONE			20000
POWERSHARES DB GOLD DOU	COM	25154H749	1287	30000	SH		SOLE	NONE			30000
PROGRESS ENERGY INC	COM	743263105	400	9200	SH		SOLE	NONE			9200
PROSHARES ULTRA SHORT	COM	74347R883	356	15000	SH		SOLE	NONE			15000
REGIONS FINL CORP NEW	COM	7591EP100	215 	30791 	SH		SOLE	NONE			30791
ROVI CORPORATION	COM	779376102	201	3253	SH		SOLE	NONE			3253
SCANA CORP		COM	80589M102	682 	16805	SH		SOLE	NONE			16805
SCHLUMBERGER LTD	COM	806857108	626	7497	SH		SOLE	NONE			7497
SECURITY BK CORP COM	COM	814047106	 	21292 	SH		SOLE	NONE			21292
SPDR GOLD TRUST ETF	COM	78463V107	634	4571	SH		SOLE	NONE			4571
TARGA RESOURCES PARTN	COM	87611X105	679	20000	SH		SOLE	NONE			20000
TIME WARNER INC NEW	COM	887317303	514	15997	SH		SOLE	NONE			15997
TIME WARNER CABLE	COM	88732J207	714	10820	SH		SOLE	NONE			10820
TORCHMARK CORP		COM	891027104	480	8035 	SH		SOLE	NONE			8035
WASHINGTON MUTUAL INC	COM	939322103	 	10889 	SH		SOLE	NONE			10889
WELLS FARGO		COM	949746101	1688	54488	SH		SOLE	NONE			54488



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